EMPLOYEE BENEFITS (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Defined contribution plans	$ 414	₪ 1,322	₪ 1,334	₪ 1,325